Note 4 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Note 4 - Significant Accounting Policies
Disclosure of detailed information about intangible assets [text block]

	Website	Software
Useful life (years)	3 – 4	1 – 5

Disclosure of detailed information about property, plant and equipment [text block]

Advance
payments to
technical
	Equipment /	equipment and
	Hardware	machinery
Useful life (years)	3-13	—